CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 28, 2025, AS SUPPLEMENTED
The date of this Supplement is December 16, 2025.
On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.
In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).
Further, effective immediately, James Reber of Parametric Portfolio Associates LLC no longer serves as a portfolio manager of the Clearwater Core Equity Fund, Select Equity Fund, and International Fund.
Effective immediately, the Prospectus is amended as follows:

1.	All references to Pzena and Wasatch are deleted in their entirety.
Effective January 1, 2026, the following change is made to the Prospectus:

1.	The third paragraph of the section titled “MANAGEMENT – Management Services and Fees” is deleted and replaced with the following:
Effective July 1, 2025, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund and Tax‑Exempt Bond Fund to achieve an effective management fee rate equal to 0.21% and 0.28%, respectively, of each Fund’s average daily net assets. Effective January 1, 2026, CMC has voluntarily agreed to waive a portion of the management fee for the Select Equity Fund and International Fund to achieve an effective management fee rate equal to 0.80% and 0.76%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
Effective immediately, the following change is made to the Prospectus:

1.	All references to James Reber are deleted in their entirety.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 28, 2025, AS SUPPLEMENTED

The date of this Supplement is December 16, 2025.

On December 11, 2025, the Board of Trustees approved the termination of Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”) as subadvisers to Clearwater Select Equity Fund (the “Select Equity Fund”). Accordingly, Pzena and Wasatch no longer serve as subadvisers to the Select Equity Fund.

In addition, effective January 1, 2026, Clearwater Management Co., Inc. will increase its voluntary management fee waiver for the Select Equity Fund and decrease its voluntary management fee waiver for Clearwater International Fund (the “International Fund”).

Further, effective immediately, James Reber of Parametric Portfolio Associates LLC no longer serves as a portfolio manager of the Clearwater Core Equity Fund, Select Equity Fund, and International Fund.

Effective immediately, the SAI is amended as follows:

1.	All references to Pzena and Wasatch are deleted in their entirety.

2.	The following is added to the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Prior Subadvisers”:

Pzena Investment Management LLC (“Pzena”). Effective December 11, 2025, the subadvisory agreement with Pzena was terminated.

The Select Equity Fund was not responsible for payment of the subadvisory fees to Pzena. During the years ended December 31, 2022, 2023 and 2024, the investment manager paid subadvisory fees of $985,185, $833,142, and $868,712, respectively, to Pzena.

Wasatch Global Investors (“Wasatch”). Effective December 11, 2025, the subadvisory agreement with Wasatch was terminated.

The Select Equity Fund was not responsible for payment of the subadvisory fees to Wasatch. During the years ended December 31, 2022, 2023 and 2024, the investment manager paid subadvisory fees of $679,624, $590,385, and $659,564, respectively, to Wasatch.

Effective January 1, 2026, the following change is made to the SAI:

1.	The third paragraph of the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” is deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective July 1, 2025, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund and Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.21% and 0.28%, respectively, of each Fund’s average daily net assets. Effective January 1, 2026, CMC has voluntarily agreed to waive a portion of the management fee for the Select Equity Fund and International Fund to achieve an effective management fee rate equal to 0.80% and 0.76%, respectively, of each Fund’s average daily net assets.

Effective immediately, the following change is made to the SAI:

1.	All references to James Reber are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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